Financial Liabilities - Borrowings - Summary of Carrying Amounts and Market Value of Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 92	£ 46
Non-current borrowings	1,572	674
Finance lease liabilities	838	5
Borrowings	1,664	720
Market value [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	838	5
Borrowings	1,666	709
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	3	43
Bank loans and overdrafts [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	3	43
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 170	£ 233
Effective interest rate	2.04%	2.04%
1.875% Euro notes 2021 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 170	£ 233
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 89	£ 92
Effective interest rate	3.94%	3.94%
3.75% US dollar notes 2022 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 90	£ 91
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 72	£ 74
Effective interest rate	3.36%	3.36%
3.25% US dollar notes 2023 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 72	£ 71
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 262	£ 273
Effective interest rate	1.44%	1.44%
1.375% Euro notes 2025 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 263	£ 266
Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 230
Effective interest rate	1.075%
Revolving credit facility [Member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 230